Annual Fund Operating Expenses - Legg Mason International Low Volatility High Dividend ETF - Legg Mason International Low Volatility High Dividend ETF	Mar. 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.40%